Organization and Principal Activities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 09, 2020	Jun. 04, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization And Principal Activities [Line Items]
Offering costs paid			$ 3,948
Net proceeds from offering			164,703
Accumulated deficit			$ 139,358	$ 72,794
Common Stock
Organization And Principal Activities [Line Items]
Share issued			12,650,000
Conversion of convertible preferred stock into common stock, shares			13,966,292
Common Stock | Initial Public Offering
Organization And Principal Activities [Line Items]
Share issued	12,650,000
Share price	$ 14.00
Share issued with exercise by underwriters	1,650,000
Conversion of convertible preferred stock into common stock, shares	13,966,292	13,966,292
Aggregate offering price for shares sold	$ 177,100
Underwriting discounts and commissions	12,400
Offering costs paid	4,100			$ 200
Net proceeds from offering	$ 160,600